CONSOLIDATED STATEMENTS OF (LOSS) INCOME - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	¥ 2,127,479	¥ 1,356,277	¥ 3,341,617	¥ 3,908,264
Cost of revenues and operating expenses:
Selling, general and administrative expenses	840,760	521,364	1,068,537	871,862
Impairment loss on long-lived assets	0		106,501	44,546
Total cost of revenues and operating expenses	2,609,667	1,790,584	4,087,705	3,873,914
Operating loss	(482,188)	(434,307)	(746,088)	34,350
Other income (expense):
Dividend income	2	2	2	2
Interest income	506	674	1,332	1,336
Interest expense	(6,683)	(6,076)	(13,234)	(13,591)
Gain from bargain purchases	1,014	1,624		6,487
Subsidies	1,065	12,230	111,581
Other, net	19,733	1,912	19,718	4,153
Total other income	15,637	10,366	119,399	(1,613)
(Loss) income before income tax (benefit) expense and equity in earnings of investment			(626,689)	32,737
Income tax (benefit) expense	55,219	19,030	(87,519)	15,961
Equity in earnings of investment				559
Net loss	¥ (521,770)	¥ (442,971)	¥ (539,170)	¥ 17,335
Net (loss) earnings per share
Basic	¥ (107.09)	¥ (110.12)	¥ (133.97)	¥ 4.63
Diluted	¥ (107.09)	¥ (110.12)	¥ (133.97)	¥ 4.06
Weighted average shares outstanding
Basic	4,872,224	4,022,501	4,024,692	3,747,296
Diluted	4,872,224	4,022,501	4,024,692	4,272,302
Directly-operated salons
Revenues:
Revenues	¥ 1,421,413	¥ 751,267	¥ 2,026,806	¥ 2,031,155
Cost of revenues and operating expenses:
Cost of revenue	1,415,685	866,297	2,149,843	1,912,893
Franchise fees
Revenues:
Revenues	689,148	593,236	1,289,141	1,833,501
Cost of revenues and operating expenses:
Cost of revenue	335,458	394,906	745,102	1,019,956
Other
Revenues:
Revenues	16,918	11,774	25,670	43,608
Cost of revenues and operating expenses:
Cost of revenue	¥ 17,764	¥ 8,017	¥ 17,722	¥ 24,657